Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-Based Compensation Expense and Related Tax Benefit

We recorded share-based compensation expense and related tax benefit within our statement of operations as follows:

	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Contract drilling costs	$2,087	$—	$—
General and administrative expenses	7,228	5,318	4,471

Share-based compensation expense	9,315	5,318	4,471
Tax benefit (a)	(2,113)	(1,360)	(1,050)

Total	$7,202	$3,958	$3,421

(a)	The effects of tax benefits from share-based compensation expense are included within income tax expense in our consolidated statements of operations.

Assumptions Used to Estimate Fair Value of Stock Options

The fair value of the 2011, 2010 and 2009 stock option grants as of March 31, 2011, the date of modification and grant, was calculated using the following assumptions:

	2011	2010	2009
	Stock Options	Stock Options	Stock Options
Expected volatility	52.3%	52.7%	53.2%
Expected term (in years)	6.25	6.00	5.75
Expected dividends	—	—	—
Risk-free interest rate	2.7%	2.6%	2.5%

During the years ended December 31, 2013 and 2012, the fair value of the options granted was calculated using the following weighted-average assumptions:

	2013	2012
	Stock Options	Stock Options
Expected volatility	47.3%	48.5%
Expected term (in years)	6.25	6.25
Expected dividends	—	—
Risk-free interest rate	1.2%	1.4%

Summary of Option Activity

A summary of option activity under the 2011 Stock Plan as of and for the year ended December 31, 2013 is as follows:

	Number of Shares Under Option	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)	(per share)	(in years)	(in thousands)
Outstanding — January 1, 2013	3,976	$10.04
Granted	1,359	9.58
Exercised	—	—
Cancelled or forfeited	(86)	9.97

Outstanding — December 31, 2013	5,249	$9.91	7.7	$8,121
Exercisable — December 31, 2013	2,107	$10.01	6.7	$3,054

Summary of Restricted Stock Units Activity

A summary of restricted stock units activity under the 2011 Stock Plan as of and for the year ended December 31, 2013 was as follows:

	Number of Restricted Stock Units	Weighted-Average Grant-Date Fair Value
	(in thousands)	(per share)
Nonvested—January 1, 2013	290	$10.07
Granted	1,013	9.93
Vested	(170)	10.19
Cancelled or forfeited	(108)	9.94

Nonvested—December 31, 2013	1,025	$9.93